Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenue	$ 6,068	$ 12,440	$ 12,967	$ 22,149	$ 42,030	$ 33,125
Operating expenses
Selling, general and administrative expenses	1,551,810	109,196	1,641,997	215,790	479,019	448,912
Amortization expense		2,640		2,640	5,614
Impairment of Dino Might Program					818,472
Write off of Domain names					12,231
Total operating expenses	1,551,810	111,836	1,641,997	218,430	1,315,336	448,912
Loss from operations	(1,545,742)	(99,396)	(1,629,030)	(196,281)	(1,273,306)	(415,787)
Other income (expenses)
Interest expense	(512,044)	(8,239)	(522,152)	(15,192)	(36,211)	(14,423)
Gain (loss) on change in fair value of derivative liabilities	1,439	140	(6,088)	(3,622)	(6,839)	6,500
Total other expenses	(510,605)	(8,099)	(528,240)	(18,814)	(43,050)	(7,923)
Net loss	$ (2,056,347)	$ (107,495)	$ (2,157,270)	$ (215,095)	$ (1,316,356)	$ (423,710)
Net loss per common share: basic and diluted	$ (0.11)	$ (0.75)	$ (0.24)	$ (1.5)	$ (8.7)	$ (2.95)
Weighted average common shares outstanding: basic and diluted	17,941,942	143,780	9,095,755	143,780	151,277	143,780